Non-controlling Interests - Summary of Financial Information for IsoEnergy Ltd (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Cash and cash equivalents	$ 125,059,189	$ 164,943,850	$ 31,090,313
Non-current assets	201,155,084	157,428,556
TOTAL ASSETS	326,867,565	323,079,350
Current liabilities	6,517,313	3,014,430
Non-current liabilities	138,423,662	171,724,215
Total liabilities	144,940,975	174,738,645
Loss from operations	1,182,308	(56,863,922)
Loss and comprehensive loss	2,092,427	(56,830,610)
Net cash flow from operating activities	(8,452,068)	(11,144,497)
Net cash flow from investing activities	(37,767,642)	9,634,529
Net cash flow from financing activities	2,429,425	135,105,106
Net increase (decrease) in cash and cash equivalents	(43,790,285)	133,595,138
Subsidiaries with material non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Cash and cash equivalents	6,405,000	3,325,000
Other current assets	155,000	67,000
Non-current assets	43,511,000	39,124,000
TOTAL ASSETS	50,071,000	42,516,000
Current liabilities	817,000	247,000
Non-current liabilities	199,000	281,000
Total liabilities	1,016,000	528,000
Loss from operations	2,142,000	2,516,000
Loss and comprehensive loss	1,832,000	2,462,000
Net cash flow from operating activities	(1,679,000)	(1,536,000)
Net cash flow from investing activities	(2,522,000)	(2,647,000)
Net cash flow from financing activities	7,282,000	1,017,000
Net increase (decrease) in cash and cash equivalents	$ 3,081,000	$ (3,166,000)